Financial Instruments and Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments and Financial Risk Management [Abstract]
Schedule of Remaining Contractual Maturity for Non-Derivative Financial Liabilities

The following tables detail the Group’s remaining contractual maturity for its non-derivative financial liabilities with agreed repayment periods:

	Less than 1 year	1 – 2 years	2-3 years	3-5 years	Total
	USD in thousands
December 31, 2024
Trade accounts payable	5,980	-	-	-	5,980
Short-term loans	3,303	-	-	-	3,303
Current maturities of long-term loans	3,064	-	-	-	3,064
Long-term loans	-	496	-	-	496
Liability to event producers	1,256	-	-	-	1,256
Accrued expenses and other current liabilities	1,564	-	-	-	1,564
Related Parties liabilities	907	-	-	-	907
Lease liabilities	-	-	-	-	-
	16,074	496	-	-	16,074
December 31, 2023
Trade accounts payable	13,248	-	-	-	13,248
Short-term loans	8,982	-	-	-	8,982
Long-term loans	-	234	-	-	234
Liability to event producers	967	-	-	-	967
Accrued expenses and other current liabilities	3,189	-	-	-	3,200
Related Parties liabilities	909	-	-	-	909
Lease liabilities	102	162	143	163	570
	27,631	396	143	163	28,099

Schedule of Level 1 and Level 3 Fair Value Financial Assets	The following table presents the level 1 and level 3 fair value financial assets – investments in shares, warrants and mutual funds as of December 31, 2024, and December 31, 2023
	December 31, 2024			December 31, 2023
	Level 1	Level 3	Total	Level 1	Level 3	Total
	USD in thousands
Investments in shares	4,867	1,431	6,298	2,763	1,050	3,813
Investments in warrants	37	790	827	6	120	126
Total	4,904	2,221	7,125	2,769	1,170	3,939
The following table presents the level 1 and level 3 fair value financial assets – loans to associates and others as of December 31, 2024, and December 31, 2023
	December 31, 2024			December 31, 2023
	Level 1	Level 3	Total	Level 1	Level 3	Total
	USD in thousands
Loan to Revoltz	-	64	64	-	62	62
Loan to Polyrizon	-	-	-	-	78	78
Loan to Zig Miami 54 (note 4G)	-	1,756	1,756	-	1,545	1,545
Total	-	1,820	1,820	-	1,685	1,685
The following table presents the level 1 and level 3 fair value financial assets included in other receivables as of December 31, 2024, and December 31, 2023
	December 31, 2024			December 31, 2023
	Level 1	Level 3	Total	Level 1	Level 3	Total
	USD in thousands
Shares receivable from the Amendment of the Buffalo Agreement (note 4J)	-	500	500	10	500	510
Total	-	500	500	10	500	510

Schedule of Fair Value of Financial Instruments	The following table presents the Level 1 financial assets – investments in shares and warrants roll-forward during the years ended December 31, 2024 and 2023:
	Investments in shares	Investments in warrants	Total
	USD in thousands
Balance as of January 1, 2023	3,322	9	3,331
Purchase of securities	583	-	583
Transfer from equity method to FVTPL	9,103	-	9,103
Sale of securities	(7,039)	-	(7,039)
Net changes in fair value	(3,206)	(3)	(3,209)
Balance as of December 31, 2023	2,763	6	2,769
Purchase of securities	259	-	259
Transfer from equity method to FVTPL Level 1	622	-	622
Deconsolidation of Jeffs’ Brands	1,343	42	1,385
Transfer from Level 3 to Level 1	488	7	495
Sale of securities	(2,900)	(1)	(2,901)
Net changes in fair value	2,292	(17)	2,275
Balance as of December 31, 2024	4,867	37	4,904
The following table presents the Level 3 financial assets – investments in shares, warrants and SAFEs roll-forward during the years ended December 31, 2024 and 2023:
	Investments in shares	Investments in warrants	Investments in SAFEs	Total
	USD in thousands
Balance as of January 1, 2023	800	416	822	2,038
Purchase of securities	250	-	-	250
Conversion of SAFEs	-	-	(964)	(964)
Net changes in fair value	-	(296)	142	(154)
Balance as of December 31, 2023	1,050	120	-	1,170
Purchase of securities	-	71	-	71
Transfer from equity method to FVTPL Level 3	141	-	-	141
Deconsolidation of Jeffs’ Brands	-	117	-	117
Transfer from Level 3 to Level 1	(488)	(7)		(495)
Net changes in fair value	728	489	-	1,217
Balance as of December 31, 2024	1,431	790	-	2,221
The following table presents the Level 3 financial assets – loans to associates and others roll-forward during the years ended December 31, 2024 and 2023:
	Loan to Revoltz	Loan to Solterra Energy	Loan to Polyrizon	Loan to Zig Miami 54	Total
	USD in thousands
Balance as of January 1, 2023	62	940	-	-	1,002
Loans granted to associates and others	-	-	80	1,545	1,625
Net changes in fair value	-	(219)	(2)	-	(221)
Loan conversion	-	(721)	-	-	(721)
Balance as of December 31, 2023	62	-	78	1,545	1,685
Net changes in fair value	2	-	22	211	235
Loan conversion	-	-	(100)		(100)
Balance as of December 31, 2024	64	-	-	1,756	1,820
The following table presents the level 1 and level 3 fair value financial assets included in other receivables roll-forward during the year ended December 31, 2024 and 2023:
	Shares receivable	Total
	USD in thousands
Balance as of January 1, 2023	-	-
Shares receivable from the Amendment of the Buffalo Agreement	937	937
Transfer to investments in shares	(181)	(181)
Net changes in fair value	(246)	(246)
Balance as of December 31, 2023	510	510
Net changes in fair value	(10)	(10)
Balance as of December 31, 2024	500	500

Schedule of Financial Liabilities Measured at Fair Value	The following table presents the financial liabilities that were measured at fair value through profit or loss at level 3:
	December 31, 2024	December 31, 2023
	USD in thousands
Warrants at fair value issued by subsidiaries	2,340	1,897
Embedded derivatives	27	-
	2,367	1,897

Schedule of Level 3 Financial Liabilities	The following table presents the Level 3 financial liabilities roll-forward during 2024 and 2023:
USD in thousands
Balance as of January 1, 2024	1,897
Deconsolidation of Jeffs’ Brands	(1,874)
Viewbix June 2024 Facility Agreement (note 4F)	2,286
Net changes in fair value	31
Balance as of December 31, 2024	2,340

USD in thousands
Balance as of January 1, 2023	4,159
Net changes in fair value	(2,262)
Balance as of December 31, 2023	1,897